Intangible Assets, Net (Other Than Goodwill) (Details 2) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2019	$ 423,939	$ 564,987
2020	562,554	562,554
2021	562,554	562,554
2022	469,220	469,220
2023	418,232	418,232
Thereafter	733,235	732,637
Carrying Value	$ 3,169,734	$ 3,310,184	$ 2,878,080	$ 3,474,291